Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 73,070	$ 69,965
Cash held in trust	280	2,534
Funds receivable from payment processors	5,795	14,302
Accounts receivable	3,559	21,864
Prepaid taxes	1,760	194
Prepaid expenses and other assets	3,075	2,153
Total current assets	87,539	111,012
Non-current assets
Property and equipment	1,529	2,371
Right-of-use assets	1,862	3,060
Intangible assets	12,130	12,806
Goodwill	5,681	7,130
Deferred tax assets	3,087	2,105
Other assets	202	216
Total non-current assets	24,491	27,688
Total assets	112,030	138,700
Current liabilities
Accounts payable and accrued liabilities	5,766	13,766
Income taxes payable	489	2,326
Payable to loyalty program partners	50,629	78,270
Current portion of lease liabilities	1,156	1,323
Current portion of other liabilities	847	797
Current portion of long term debt	3,500
Total current liabilities	62,387	96,482
Non-current liabilities
Long term debt	11,500
Lease liabilities	1,136	2,209
Other liabilities	57	95
Deferred tax liabilities	1,731	722
Total non-current liabilities	14,424	3,026
Total liabilities	76,811	99,508
SHAREHOLDERS' EQUITY
Share capital	49,251	45,799
Contributed surplus	1,795
Accumulated other comprehensive income	623	184
Accumulated deficit	(16,450)	(6,791)
Total shareholders' equity	35,219	39,192
Total liabilities and shareholders' equity	$ 112,030	$ 138,700